Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated July 31, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

Effective immediately, the following replaces the information for Class E Shares in the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares Interest Rate Hedged High Yield Index Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class E
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares Interest Rate Hedged High Yield Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.90%; Class E shares at 0.81% and Class I and Class N shares at 0.65%.

Effective immediately, the following replaces the Class E Shares row of both tables under the “Example” section for Ivy ProShares Interest Rate Hedged High Yield Index Fund:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$351	$642	$952	$1,824

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares S&P 500 Dividend Aristocrats Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.74%; Class E shares at 0.60%; and Class I and Class N shares at 0.50%.

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares Russell 2000 Dividend Growers Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.88%; Class E shares at 0.71%; and Class I and Class N shares at 0.65%.

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares S&P 500 Bond Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.65%; Class E shares at 0.59%; and Class I and Class N shares at 0.40%.

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares MSCI ACWI Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.89%; Class E shares at 0.70%; and Class I and Class N shares at 0.65%.

Ivy ProShares Interest Rate Hedged High Yield Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated July 31, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

Effective immediately, the following replaces the information for Class E Shares in the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares Interest Rate Hedged High Yield Index Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class E
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement[3,4,5]	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares Interest Rate Hedged High Yield Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.90%; Class E shares at 0.81% and Class I and Class N shares at 0.65%.

Effective immediately, the following replaces the Class E Shares row of both tables under the “Example” section for Ivy ProShares Interest Rate Hedged High Yield Index Fund:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$351	$642	$952	$1,824

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated July 31, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares S&P 500 Dividend Aristocrats Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.74%; Class E shares at 0.60%; and Class I and Class N shares at 0.50%.

Ivy ProShares Russell 2000 Dividend Growers Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated July 31, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares Russell 2000 Dividend Growers Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.88%; Class E shares at 0.71%; and Class I and Class N shares at 0.65%.

Ivy ProShares S&P 500 Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated July 31, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares S&P 500 Bond Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.65%; Class E shares at 0.59%; and Class I and Class N shares at 0.40%.

Ivy ProShares MSCI ACWI Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated July 31, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

Effective immediately, the following replaces the first sentence of footnote 3 to the Annual Fund Operating Expenses table of the “Fees and Expenses” section for Ivy ProShares MSCI ACWI Index Fund:

Through January 31, 2021 (and July 31, 2021 for Class E Shares), Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.89%; Class E shares at 0.70%; and Class I and Class N shares at 0.65%.